Taxation - Loss before income tax expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Loss before income tax expense from continuing operations
Loss before income tax expense - Australia	$ (400)
Loss before income tax expense - All other non-Australia	(407)	$ (318)	$ (5,706)
Loss before income tax expense	$ (807)	$ (318)	$ (5,706)